Investments in Other Companies (Details) - Schedule of reconciliation of investments in other companies that are not consolidated $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Schedule of reconciliation of investments in other companies that are not consolidated [Abstract]
Balance at beginning of the period	$ 48,442		$ 42,252	$ 35,771
Capital increase			671
Participation in net income	(5,099)	(7,163)	6,039	6,811
Dividends received	(1,001)	$ (1,406)	(552)	(411)
Other	(4)		32	81
Balance at end of the period	$ 42,338		$ 48,442	$ 42,252